Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disposal Group, Including Discontinued Operations [Line Items]
Net loss before allocation to noncontrolling interests	$ 17,542,000	$ 0
Income from discontinued operations	17,542,000	0
Skyline [Member] | Discontinued Operations [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Sales from external customers	18,175,000
Less: cost of sales	(16,397,000)
Gross profit	1,778,000
Selling, general and administrative expenses	(1,315,000)
Change in fair value of investments	17,352,000
Other expenses, net	(79,000)
Income from discontinued operations before income taxes	17,736,000
Income tax expense	(194,000)
Net loss before allocation to noncontrolling interests	17,542,000
Less: Net income attributable to noncontrolling interests	15,898,000
Income from discontinued operations	$ 1,644,000	$ 0